Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Cash Flows from Operating Activities
Net income	$ (16,180)	$ 108,817	$ 71,144	$ 366,915
Adjustments to reconcile net income (loss) to net cash from operating activites:
Impairment on real estate held for sale	(54,253)		45,000	149,775
Provision for losses on mortgage loans receivable	83,234	20,943	227,538	100,959
Amortization of loan origination discounts	48,188	(6,286)	113,474	(165,666)
Amortization of deferred offering costs	32,328	26,235	116,432	118,297
Accounts receivable	56,775	(11,144)	(47,438)	(58,115)
Interest receivable	(31,558)	1,541	1,072	4,111
Prepaid expenses	(9,194)	(8,618)	759	(1,171)
Accounts payable	4,674	9,213	874	1,524
Net cash provided by operating activities	114,014	140,701	528,855	516,629
Cash Flows from Investing Activities
Investment in mortgage loans	(708,379)	(475,000)	(4,025,903)	(1,091,943)
Collections of mortgage loans	1,444,166	754,554	2,687,224	4,436,981
Investment in bonds	(4,053)	(1,010,000)	(1,983,250)	(1,146,840)
Proceeds from bonds	121,866	262,554	2,254,089	447,106
Proceeds from dispostion of real estate held for sale				800
Net cash (used for) provided by investing activities	853,600	(467,892)	(1,067,840)	2,646,104
Cash Flows from Financing Activities
Proceeds from the sale of secured investor certificates	611,000		3,447,000
Payments on secured investor certificate maturities	(316,000)	(277,000)	(1,396,000)	(471,000)
Payments for deferred costs	(26,387)	(8,800)	(267,505)	(10,690)
Dividends paid	(167,780)	(167,780)	(620,785)	(721,453)
Net cash (used for) financing activities	100,833	(453,580)	1,162,710	(1,203,143)
Net Increase (Decrease) in Cash and Equivalents	1,068,447	(780,771)	623,725	1,959,590
Cash and Equivalents - Beginning	3,767,102	3,143,377	3,143,377	1,183,787
Cash and Equivalents - Ending	$ 4,835,549	$ 2,362,606	$ 3,767,102	$ 3,143,377